Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Allowance for credit loss	$ 17,477	$ 1,265
Net operating loss carry forwards	99,745	214,543
Depreciation and amortization	6,432	1,395
Less: valuation allowances	(99,745)	(214,543)	$ (52,750)
Total deferred tax assets	$ 23,909	$ 2,660